SEGMENTED INFORMATION - Segment information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEGMENTED INFORMATION
Revenues	$ 4,181.0	$ 4,125.1	$ 4,057.1
Employee costs	696.6	706.2	707.9
Purchase of goods and services	1,752.0	1,799.7	1,789.9
Adjusted EBITDA	1,732.4	1,619.2	1,559.3
Depreciation and amortization	717.9	705.3	648.5
Financial expenses	280.5	281.8	302.0
Loss on valuation and translation of financial instruments	0.9	2.4	2.1
Restructuring of operations, litigation and other items	29.8	17.2	28.5
Gain on sale of spectrum licences		(330.9)
Impairment of goodwill and intangible assets		43.8	40.9
Loss on debt refinancing		15.6	7.3
Income before income taxes	703.3	884.0	530.0
Additions to property, plant and equipment	552.7	601.8	654.5
Additions to intangible assets	197.4	141.9	139.8
Operating Segments | Telecommunications
SEGMENTED INFORMATION
Revenues	3,382.0	3,287.8	3,192.3
Employee costs	387.1	388.8	379.7
Purchase of goods and services	1,317.9	1,341.2	1,301.7
Adjusted EBITDA	1,677.0	1,557.8	1,510.9
Additions to property, plant and equipment	516.7	570.9	613.7
Additions to intangible assets	190.2	132.3	125.6
Operating Segments | Media
SEGMENTED INFORMATION
Revenues	728.6	769.9	789.2
Employee costs	234.4	232.0	242.4
Purchase of goods and services	438.9	468.6	492.9
Adjusted EBITDA	55.3	69.3	53.9
Additions to property, plant and equipment	28.7	29.4	37.2
Additions to intangible assets	4.8	3.3	7.5
Operating Segments | Sports and Entertainment
SEGMENTED INFORMATION
Revenues	182.1	181.3	185.0
Employee costs	38.8	37.6	38.3
Purchase of goods and services	138.3	137.5	144.4
Adjusted EBITDA	5.0	6.2	2.3
Additions to property, plant and equipment	1.5	1.3	3.5
Additions to intangible assets	3.5	4.3	3.5
Head Office and Intersegments
SEGMENTED INFORMATION
Revenues	(111.7)	(113.9)	(109.4)
Employee costs	36.3	47.8	47.5
Purchase of goods and services	(143.1)	(147.6)	(149.1)
Adjusted EBITDA	(4.9)	(14.1)	(7.8)
Additions to property, plant and equipment	5.8	0.2	0.1
Additions to intangible assets	$ (1.1)	$ 2.0	$ 3.2